Net Loss Per Share (Details) - Schedule of basic and diluted income loss per share - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net loss attributable to Aptorum Group Limited	$ (16,081,424)	$ (6,204,565)
Denominator:
Basic and diluted weighted average shares outstanding	34,280,137	29,956,393
Basic and diluted loss per share	$ (0.47)	$ (0.21)